UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                              (Unaudited)

July 31, 2009

                                                                          Value
LSV CONSERVATIVE CORE EQUITY FUND                               Shares    (000)
-------------------------------------------------------------   ------   -------
COMMON STOCK (99.2%)
AEROSPACE & DEFENSE (3.9%)
   Boeing                                                        4,600   $   197
   General Dynamics                                              3,100       172
   Goodrich                                                      2,100       108
   ITT                                                           1,800        89
   L-3 Communications Holdings                                   1,100        83
   Northrop Grumman                                              2,300       103
   Textron                                                       3,900        52
   Tyco International                                            5,200       157
   United Technologies                                           1,600        87
                                                                         -------
                                                                           1,048
                                                                         -------
AGRICULTURAL OPERATIONS (0.8%)
   Archer-Daniels-Midland                                        6,700       202
                                                                         -------
AGRICULTURAL PRODUCTS (0.6%)
   Bunge                                                         1,500       105
   Fresh Del Monte Produce *                                     2,000        43
                                                                         -------
                                                                             148
                                                                         -------
AIR FREIGHT & LOGISTICS (0.7%)
   FedEx                                                         2,600       176
                                                                         -------
AIRCRAFT (1.2%)
   Honeywell International                                       4,200       146
   Lockheed Martin                                               2,300       172
                                                                         -------
                                                                             318
                                                                         -------
APPAREL RETAIL (0.6%)
   Foot Locker                                                   5,600        62
   Gap                                                           6,500       106
                                                                         -------
                                                                             168
                                                                         -------
APPLICATION SOFTWARE (0.5%)
   Amdocs *                                                      5,500       132
                                                                         -------
ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   Ameriprise Financial                                          4,000       111
   Bank of New York Mellon                                       4,300       117
   State Street                                                  1,900        96
                                                                         -------
                                                                             324
                                                                         -------
BANKS (6.2%)
   Bank of America                                              22,100       327
   BB&T                                                          5,500       126
   Comerica                                                      2,500        60
   Fifth Third Bancorp                                           6,900        65
   Huntington Bancshares                                         6,700        27
   JPMorgan Chase                                               12,800       495
   PNC Financial Services Group                                  1,600        59
   Regions Financial                                             9,900        44
   SunTrust Banks                                                2,800        55
   US Bancorp                                                    6,000       122
   Wells Fargo                                                  11,300       276
                                                                         -------
                                                                           1,656
                                                                         -------
BIOTECHNOLOGY (1.8%)
   Amgen *                                                       5,600       349

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
BIOTECHNOLOGY (CONTINUED)
   Biogen Idec *                                                 2,700   $   128
                                                                         -------
                                                                             477
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.3%)
   CBS, Cl B                                                     9,900        81
                                                                         -------
CABLE & SATELLITE (0.6%)
   Comcast, Cl A                                                 7,400       110
   Time Warner Cable, Cl A                                       1,790        59
                                                                         -------
                                                                             169
                                                                         -------
CHEMICALS (1.4%)
   Dow Chemical                                                  8,800       186
   Eastman Chemical                                              1,600        80
   PPG Industries                                                2,200       121
                                                                         -------
                                                                             387
                                                                         -------
COMMERCIAL PRINTING (0.2%)
   RR Donnelley & Sons                                           3,600        50
                                                                         -------
COMMERCIAL SERVICES (0.6%)
   Affiliated Computer Services, Cl A *                          2,000        95
   Convergys *                                                   6,400        68
                                                                         -------
                                                                             163
                                                                         -------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   RadioShack                                                    6,600       102
                                                                         -------
COMPUTERS & SERVICES (11.2%)
   Apple *                                                       1,400       229
   Computer Sciences *                                           2,300       111
   Dell *                                                       15,600       209
   eBay *                                                        9,400       200
   Google, Cl A *                                                  300       133
   Hewlett-Packard                                              10,100       437
   International Business Machines                               4,500       531
   Microsoft                                                    29,200       687
   NCR *                                                         6,600        85
   Oracle                                                        4,800       106
   Seagate Technology                                            6,100        73
   Symantec *                                                    6,300        94
   Western Digital *                                             3,200        97
                                                                         -------
                                                                           2,992
                                                                         -------
CONSUMER DISCRETIONARY (1.9%)
   Kimberly-Clark                                                2,400       140
   Procter & Gamble                                              6,700       372
                                                                         -------
                                                                             512
                                                                         -------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                        2,700        75
                                                                         -------
CONSUMER PRODUCTS (0.6%)
   Hasbro                                                        3,400        90
   Polaris Industries                                            1,700        64
                                                                         -------
                                                                             154
                                                                         -------
DISTRIBUTORS (0.2%)
   Genuine Parts                                                 1,300        46
                                                                         -------

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

                                                                          Value
LSV CONSERVATIVE CORE EQUITY FUND                               Shares    (000)
-------------------------------------------------------------   ------   -------
DRUG RETAIL (0.6%)
   CVS Caremark                                                  4,800   $   161
                                                                         -------
ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   Cooper Industries, Cl A                                       3,000        99
                                                                         -------
ELECTRICAL SERVICES (5.9%)
   Alliant Energy                                                1,600        42
   Ameren                                                        2,900        74
   American Electric Power                                       3,900       121
   DTE Energy                                                    2,400        83
   Duke Energy                                                  10,900       169
   Edison International                                          3,700       119
   Entergy                                                       1,800       145
   General Electric                                             28,100       376
   PG&E                                                          3,400       137
   Public Service Enterprise Group                               4,300       139
   Sempra Energy                                                 3,200       168
                                                                         -------
                                                                           1,573
                                                                         -------
FINANCIAL SERVICES (2.9%)
   Capital One Financial                                         4,200       129
   Citigroup                                                    18,200        58
   Discover Financial Services                                   1,450        17
   Goldman Sachs Group                                           2,000       326
   Morgan Stanley                                                8,900       254
                                                                         -------
                                                                             784
                                                                         -------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Coca-Cola                                                     2,700       135
   Coca-Cola Enterprises                                         4,600        86
   ConAgra Foods                                                 7,100       139
   Pepsi Bottling Group                                          2,400        82
   PepsiCo                                                       2,100       119
   Philip Morris International                                   3,200       149
   Sara Lee                                                     13,600       145
   Supervalu                                                     3,200        47
                                                                         -------
                                                                             902
                                                                         -------
GENERAL MERCHANDISE STORES (0.4%)
   Big Lots *                                                    4,200        97
                                                                         -------
HEALTH CARE DISTRIBUTORS (0.5%)
   AmerisourceBergen, Cl A                                       7,200       142
                                                                         -------
HEALTH CARE EQUIPMENT (1.1%)
   Beckman Coulter                                               1,000        63
   Medtronic                                                     6,700       237
                                                                         -------
                                                                             300
                                                                         -------
HEALTH CARE FACILITIES (0.2%)
   Universal Health Services, Cl B                               1,100        61
                                                                         -------
HOMEFURNISHING RETAIL (0.2%)
   Aaron's                                                       2,300        63
                                                                         -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.3%)
   Whirlpool                                                     1,400        80
                                                                         -------
INSURANCE (6.7%)
   ACE                                                           1,500        74

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
INSURANCE (CONTINUED)
   Aetna                                                         4,200   $   113
   Allstate                                                      4,500       121
   Chubb                                                         3,000       139
   CIGNA                                                         4,000       114
   Cincinnati Financial                                          3,700        89
   Hartford Financial Services Group                             3,100        51
   Lincoln National                                              2,800        59
   Loews                                                         2,500        75
   MetLife                                                       3,900       132
   Prudential Financial                                          2,100        93
   Travelers                                                     4,300       185
   UnitedHealth Group                                            7,700       216
   Unum Group                                                    5,300       100
   WellPoint *                                                   4,100       216
                                                                         -------
                                                                           1,777
                                                                         -------
IT CONSULTING & OTHER SERVICES (0.2%)
   Accenture, Cl A                                               1,300        46
                                                                         -------
MACHINERY (2.1%)
   Black & Decker                                                1,200        45
   Caterpillar                                                   4,300       190
   Cummins                                                       3,200       138
   Dover                                                         2,600        88
   Parker Hannifin                                               2,100        93
                                                                         -------
                                                                             554
                                                                         -------
METAL & GLASS CONTAINERS (0.8%)
   Ball                                                          2,300       111
   Owens-Illinois *                                              2,700        92
                                                                         -------
                                                                             203
                                                                         -------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                               3,500        79
                                                                         -------
MULTIMEDIA (1.4%)
   DISH Network, Cl A *                                          5,600        95
   Time Warner                                                   7,133       190
   Walt Disney                                                   3,500        88
                                                                         -------
                                                                             373
                                                                         -------
OFFICE ELECTRONICS (0.5%)
   Xerox                                                        15,200       125
                                                                         -------
OFFICE EQUIPMENT (0.8%)
   3M                                                            2,100       148
   Steelcase, Cl A                                               7,500        55
                                                                         -------
                                                                             203
                                                                         -------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Schlumberger                                                    900        48
   Tidewater                                                     2,000        90
                                                                         -------
                                                                             138
                                                                         -------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   El Paso                                                      10,700       108
                                                                         -------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                           5,800       109
                                                                         -------

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

                                                                          Value
LSV CONSERVATIVE CORE EQUITY FUND                               Shares    (000)
-------------------------------------------------------------   ------   -------
PAPER PACKAGING (0.2%)
   Sonoco Products                                               2,100   $    56
                                                                         -------
PETROLEUM & FUEL PRODUCTS (10.6%)
   Anadarko Petroleum                                            3,700       178
   Apache                                                        1,700       143
   Chevron                                                       7,800       542
   Cimarex Energy                                                1,800        64
   ConocoPhillips                                                7,400       323
   Exxon Mobil                                                  16,700     1,176
   Marathon Oil                                                  6,000       193
   Patterson-UTI Energy                                          3,200        44
   Sunoco                                                        2,100        52
   Tesoro                                                        1,500        20
   Valero Energy                                                 5,200        94
                                                                         -------
                                                                           2,829
                                                                         -------
PHARMACEUTICALS (9.0%)
   Abbott Laboratories                                           1,600        72
   Bristol-Myers Squibb                                          9,100       198
   Eli Lilly                                                     6,500       227
   Forest Laboratories *                                         3,700        95
   Johnson & Johnson                                             6,300       384
   King Pharmaceuticals *                                        5,800        53
   Merck                                                        10,000       300
   Pfizer                                                       25,900       413
   Schering-Plough                                              10,800       286
   Watson Pharmaceuticals *                                      2,100        73
   Wyeth                                                         6,800       316
                                                                         -------
                                                                           2,417
                                                                         -------
PRINTING & PUBLISHING (0.1%)
   Lexmark International, Cl A *                                 1,800        26
                                                                         -------
RAILROADS (1.1%)
   CSX                                                           3,700       149
   Norfolk Southern                                              3,500       151
                                                                         -------
                                                                             300
                                                                         -------
REINSURANCE (0.3%)
   Everest Re Group                                                600        48
   PartnerRe                                                       600        41
                                                                         -------
                                                                              89
                                                                         -------
RETAIL (3.1%)
   Brinker International                                         2,900        48
   Home Depot                                                    1,900        49
   Kroger                                                        6,400       137
   Limited Brands                                                5,300        69
   McDonald's                                                    1,400        77
   Safeway                                                       5,500       104
   Sears Holdings *                                              1,200        80
   Wal-Mart Stores                                               5,400       269
                                                                         -------
                                                                             833
                                                                         -------
RETAIL REIT'S (0.2%)
   National Retail Properties                                    2,900        57
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (1.7%)
   Intel                                                        10,100       195

                                                               Shares/
                                                                 Face
                                                                Amount    Value
                                                                (000)     (000)
                                                               -------   -------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
   Texas Instruments                                             9,200   $   221
   Vishay Intertechnology *                                      6,900        49
                                                                         -------
                                                                             465
                                                                         -------
SPECIALIZED REIT'S (0.1%)
   Hospitality Properties Trust                                  2,100        33
                                                                         -------
STEEL & STEEL WORKS (0.3%)
   Nucor                                                         1,600        71
                                                                         -------
TECHNOLOGY DISTRIBUTORS (0.9%)
   Avnet *                                                       2,600        64
   Ingram Micro, Cl A *                                          5,900        99
   Tech Data *                                                   2,600        91
                                                                         -------
                                                                             254
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (5.9%)
   AT&T                                                         21,200       556
   CenturyTel                                                    4,110       129
   Cisco Systems *                                              12,900       284
   Harris                                                        3,700       116
   Harris Stratex Networks, Cl A *                                 919         6
   QUALCOMM                                                      2,500       116
   Verizon Communications                                       11,700       375
                                                                         -------
                                                                           1,582
                                                                         -------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   Sprint Nextel *                                              30,300       121
                                                                         -------
TOTAL COMMON STOCK
   (Cost $35,249)                                                         26,490
                                                                         -------
REPURCHASE AGREEMENT (0.6%)
   Morgan Stanley
      0.060%, dated 07/31/09, to be repurchased
      on 08/03/09, repurchase price $152,215 (collaterized by
      U.S. Treasury Bonds, par value $15,300 - $108,021,
      1.375% - 4.250%, 01/05/10 - 02/15/12, with total market
      value $155,278                                            $  152       152
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $152)                                                               152
                                                                         -------
TOTAL INVESTMENTS (99.8%)
   (Cost $35,401) +                                                      $26,642
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $26,697(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,432(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,532(000) AND $(10,322)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE (000):

Investments in Securities         Level 1   Level 2   Level 3    Total
-------------------------         -------   -------   -------   -------
   Common Stock                   $26,490     $--       $--     $26,490
   Repurchase Agreement               152      --        --         152
                                  -------     ---       ---     -------
Total Investments in Securities   $26,642     $--       $--     $26,642
                                  =======     ===       ===     =======

LSV-QH-003-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President
Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO
Date: September 25, 2009